Derivative Financial Instruments - Warrants inputs and assumptions (Details) - Forge Nano, Inc.	Jun. 30, 2026 Y	Dec. 31, 2025 Y	Dec. 31, 2024 Y
Volatility
FAIR VALUE MEASUREMENTS
Warrant measurement input	50	50	50
Forward Risk-Free Rate (Continuous)
FAIR VALUE MEASUREMENTS
Warrant measurement input	4.47	4.17	4.58
Expected term to De-SPAC (Years)
FAIR VALUE MEASUREMENTS
Warrant measurement input	0.17	0.68	0.93